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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  3/31/2011
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                               --------------

                           This Amendment (Check only one):
                           [ ] is a restatement
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/16/2011
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               27
       -----------
Form 13F Information Table Value Total:
       $  287,183 (thousands)
       -----------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                              13F INFORMATION TABLE
                                    3/31/2011

           COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                 Voting Authority

           NAME OF            TITLE OF                VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER
           ISSUER              CLASS       CUSIP    (X $1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
AMERICAN MED ALERT CORP         COM      027904101      3,881     672,816  SH         SHARED-OTHER    1, 2             672,816
ARTHROCARE CORP                 COM      043136100     23,620     708,465  SH         SHARED-OTHER    1, 2             708,465
ATMI INC                        COM      00207R101     11,064     585,708  SH         SHARED-OTHER    1, 2             585,708
ATRICURE INC                    COM      04963C209     21,495   1,888,821  SH         SHARED-OTHER    1, 2           1,888,821
CARDIONET INC                   COM      14159L103      2,131     444,885  SH         SHARED-OTHER    1, 2             444,885
CKX INC                         COM      12562M106     11,868   2,812,393  SH         SHARED-OTHER    1, 2           2,812,393
DG FASTCHANNEL INC              COM      23326R109     23,036     715,619  SH         SHARED-OTHER    1, 2             715,619
ENDOLOGIX INC                   COM      29266S106     24,903   3,673,068  SH         SHARED-OTHER    1, 2           3,673,068
GLOBAL POWER EQUIPMENT        COM PAR
   GRP I                       $0.01     37941P306     17,784     646,701  SH         SHARED-OTHER    1, 2             646,701
GLOBECOMM SYSTEMS INC           COM      37956X103      2,350     190,594  SH         SHARED-OTHER    1, 2             190,594
GSI TECHNOLOGY                  COM      36241U106      5,893     648,293  SH         SHARED-OTHER    1, 2             648,293
GUIDANCE SOFTWARE INC           COM      401692108      7,182     857,016  SH         SHARED-OTHER    1, 2             857,016
INFORMATION SERVICES
   GROUP I                      COM      45675Y104      5,746   2,623,961  SH         SHARED-OTHER    1, 2           2,623,961
IRIS INTL INC                   COM      46270W105      1,282     142,125  SH         SHARED-OTHER    1, 2             142,125
IXYS CORP                       COM      46600W106      4,074     303,324  SH         SHARED-OTHER    1, 2             303,324
LEMAITRE VASCULAR INC           COM      525558201      3,352     492,145  SH         SHARED-OTHER    1, 2             492,145
MKS INSTRUMENT INC              COM      55306N104     22,774     683,909  SH         SHARED-OTHER    1, 2             683,909
OBAGI MEDICAL PRODUCTS INC      COM      67423R108     19,527   1,544,833  SH         SHARED-OTHER    1, 2           1,544,833
PRGX GLOBAL INC               COM NEW    69357C503        465      76,618  SH         SHARED-OTHER    1, 2              76,618
S1 CORPORATION                  COM      78463B101     11,193   1,677,425  SH         SHARED-OTHER    1, 2           1,677,425
SEACHANGE INTL INC              COM      811699107      4,720     496,829  SH         SHARED-OTHER    1, 2             496,829
STR HLDGS INC                   COM      78478V100     15,022     783,199  SH         SHARED-OTHER    1, 2             783,199
TESSCO TECHNOLOGIES INC         COM      872386107     11,732   1,020,138  SH         SHARED-OTHER    1, 2           1,020,138
TIER TECHNOLOGIES INC          CL B      88650Q100     14,957   2,719,387  SH         SHARED-OTHER    1, 2           2,719,387
TOLLGRADE COMMUNICATIONS
   INC                          COM      889542106         10       1,020  SH         SHARED-OTHER    1, 2               1,020
TRUE RELIGION APPAREL INC       COM      89784N104     16,690     711,141  SH         SHARED-OTHER    1, 2             711,141
VIASYSTEMS GROUP INC        COM PAR$.01  92553H803        432      15,838  SH         SHARED-OTHER    1, 2              15,838
   TOTAL                                              287,183  27,136,271                                           27,136,271